Related Party Balances and Transactions (Tables)	12 Months Ended
May 31, 2023
Related Party Balances and Transactions [Abstract]
Schedule of Due From (to) Related Party	Due from related party consists of the following:
Name	Relationship	Nature	May 31, 2023	May 31, 2022
Liao Jinqi	Majority stockholder, director and CEO of the Company	Loan receivable, no interest, due on demand	$-	$59,961